Subsequent Events - Additional Information (Detail) - Major business combination [member] - ThreatMetrix [member] £ in Millions	Jan. 29, 2018 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Acquired value	£ 580